Investments in Investees (Details Textual 1) shares in Thousands, € in Millions, ₪ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2015 shares	Dec. 31, 2017 ILS (₪) shares	Dec. 31, 2017 EUR (€) shares
Investments in Investees (Textual)
Percentage of shareholders issued capital and voting rights		59.60%
CTY [Member]
Investments in Investees (Textual)
Description of equity interest		The Company owns 44.6% interest in CTY's share capital and voting rights (44.0% on a fully diluted basis).	The Company owns 44.6% interest in CTY's share capital and voting rights (44.0% on a fully diluted basis).
Description of type of plan
Compensation plan based on restricted share units (RSUs), in a scope of up to 500 thousand RSUs (in March 2017, the compensation plan increased to 700 thousand RSUs), to officers and employees, over a vesting period of two or three years, and which will be paid primarily in shares, but also partly in cash. Within the framework of this plan, units of restricted shares (RSUs) can be allocated by the end of year 2018. Through the reporting date, 611 thousand shares had been allotted under the plan.

Shares acquired		6,300	6,300
Shares acquired value		₪ 55	€ 13.3
Percentage of shareholders issued capital and voting rights		44.60%
Capital reserve | ₪		₪ 11
CTY [Member] | 2015-2017 [Member]
Investments in Investees (Textual)
Performance share compensation plan	4,300
Number of shares exercisable	1,271
CTY [Member] | 2016-2018 [Member]
Investments in Investees (Textual)
Performance share compensation plan	4,300
Number of shares exercisable	1,521
CTY [Member] | 2017-2019 [Member]
Investments in Investees (Textual)
Performance share compensation plan	4,300
Number of shares exercisable	1,374
CTY [Member] | Bottom of range [member]
Investments in Investees (Textual)
Percentage of shareholders issued capital and voting rights		43.90%
CTY [Member] | Top of range [member]
Investments in Investees (Textual)
Percentage of shareholders issued capital and voting rights		44.60%